Cash Flow Information - Schedule of Reconciliation of Liabilities Arising from Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 2,025.7	$ 1,677.3
Net proceeds (repayments)	(50.5)	(50.2)
Net lease payments	(149.5)	(124.1)
Non-cash changes
Foreign exchange	(5.8)	33.4
Additions and modifications	132.1	163.2
Acquisitions	401.9	192.5
Other	13.9	9.5
Ending balance	2,517.3	2,025.7
Other Financing Obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	57.0	10.9
Net proceeds (repayments)	(33.5)	(62.5)
Non-cash changes
Foreign exchange	(1.3)	2.6
Additions and modifications	32.8	67.1
Acquisitions	1.7	36.6
Other	1.8	2.3
Ending balance	58.5	57.0
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	642.2	579.1
Net lease payments	(149.5)	(124.1)
Non-cash changes
Foreign exchange	(5.2)	24.3
Additions and modifications	99.3	100.1
Acquisitions	109.0	57.3
Other	3.2	5.5
Ending balance	699.0	642.2
Senior Unsecured Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	548.1	547.6
Net proceeds (repayments)	422.8	0.0
Non-cash changes
Foreign exchange	0.0	0.0
Additions and modifications	0.0	0.0
Acquisitions	0.0	0.0
Other	0.7	0.5
Ending balance	971.6	548.1
Revolving Credit and Term Loan Facilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	661.6	487.7
Net proceeds (repayments)	(241.1)	175.0
Non-cash changes
Foreign exchange	1.1	1.5
Additions and modifications	0.0	(4.0)
Acquisitions	0.0	0.0
Other	1.9	1.4
Ending balance	423.5	661.6
Notes Payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	116.8	52.0
Net proceeds (repayments)	(49.2)	(38.6)
Non-cash changes
Foreign exchange	(0.4)	5.0
Additions and modifications	0.0	0.0
Acquisitions	291.2	98.6
Other	6.3	(0.2)
Ending balance	$ 364.7	$ 116.8